Defined Contribution Bonus and Profit Sharing Plans Defined Contribution, Bonus, and Profit Sharing (Tables)	12 Months Ended
Dec. 31, 2011
Defined Contribution, Bonus, and Profit Sharing [Abstract]
Schedule of Costs of Retirement Plans [Table Text Block]	The expense for our defined contribution plans was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Defined contribution plans expense	$7,228	$6,217	$3,380

Schedule of Bonus and Profit Sharing Expenses [Table Text Block]	Bonus and profit sharing plans expense was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Bonus and profit sharing plans expense	$28,926	$46,782	$13,316